Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (82,707)	$ (6,196)	$ (15,924)	$ (13,495)
Adjustments to reconcile net loss to cash (used in) provided by operating activities:
Stock-based compensation	58,531	1,381	1,818	906
Depreciation and amortization	383	43	47	412
(Income)/Loss from unconsolidated subsidiary, net of distributions received	354	345	(1,399)	709
Loss on debt extinguishment	(790)	75	116	0
Warranty provision	2,118	5,195	7,866	2,057
Gain from disposal of equity investment	(20,829)	0
Warranty asset	(484)	(726)
Warranty recoverable from manufacturers			(1,021)	(284)
Bad debt expense	83	0	24	444
Deferred income taxes	0	(2)	(3)	(3)
Other non-cash items	0	43	50	89
Changes in operating assets and liabilities:
Accounts receivable, net	(30,017)	(12,219)	(9,710)	(13,838)
Inventories	(9,590)	(1,523)	2,819	(4,505)
Prepaid and other current assets	(16,609)	(4,351)	(2,847)	(3,154)
Other assets	180	(365)	(1,672)	(156)
Accounts payable	(535)	4,009	8,936	7,781
Accruals and other current liabilities	21,243	13,825	7,162	3,389
Accrued interest - related party debt	(207)	(112)	(78)	(289)
Deferred revenue	(13,374)	(14,108)	3,107	19,683
Other non-current liabilities	904	386	496	1
Other, net	(1,068)	(338)	(298)	(1)
Net cash used in operating activities	(92,414)	(14,638)	(511)	(254)
Cash flows from investing activities:
Purchases of property and equipment	(778)	0	(256)	(18)
Proceeds from Sale of Equity Method Investments	22,332	0
Distributions received from unconsolidated subsidiary, return of investment			2,124	0
Net cash provided by (used in) investing activities:	21,554	0	1,868	(18)
Cash flows from financing activities:
Proceeds from borrowings	0	784	784	1,000
Repayments of borrowings	(1,000)	(4,000)	(7,000)	0
Repurchase and retirement of common stock	(54,155)	0
Offering cost paid	(5,942)	0
Deferred financing costs for revolving credit facility	(2,077)	0
Proceeds from stock issuance	241,314	30,000	30,000	6,000
Net cash provided by (used in) financing activities	178,140	26,784	23,784	7,000
Effect of exchange rate changes on cash and restricted cash	9	(20)	(3)	0
Net increase in cash and restricted cash	107,289	12,126	25,138	6,728
Cash and restricted cash at beginning of period	33,373	8,235	8,235	1,507
Cash and restricted cash at end of period	140,662	20,361	33,373	8,235
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	332	350	350	708
Cash paid during the year for income taxes			0	0
Reconciliation of cash and restricted cash at period end
Cash	140,662	32,359	32,359	7,221
Restricted cash	0	1,014	1,014	1,014
Total cash and restricted cash	$ 140,662	$ 33,373	$ 33,373	$ 8,235